Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Summary of Interest - Bearing Deposits

Interest-bearing deposits at December 31 were as follows:

(Dollars in thousands)	2017	2016

Demand	$119,579	$97,683
Savings	180,217	163,169
Time deposits:
In excess of $250,000	12,026	13,102
Other	97,766	99,007

Total interest-bearing deposits	$409,588	$372,961

Stated Maturities of Time Deposits	At December 31, 2017, stated maturities of time deposits were as follows:

(Dollars in thousands)

2018	$61,124

2019	21,409

2020	10,830

2021	11,148

2022	5,281

Total	$109,792